Subsequent Events - Additional Information (Detail) - USD ($)					3 Months Ended
	May 12, 2022	Jan. 30, 2022	Jan. 28, 2022	Dec. 27, 2021	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	May 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Dec. 14, 2021	Jan. 25, 2021	Dec. 27, 2019	Feb. 28, 2019
Disclosure of non-adjusting events after reporting period [line items]
Notional amount													$ 386,190
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.253
Number Of Warrants Exercised		9,678	7,596		9,578	1,982	100
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights		$ 11.5
Number Of Warrants Unexercised		449,665
Number of shares issued									5,702,644			12,000		8,468
Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable	$ 50,000,000
Number of shares issued	5,300,352
Exercise price of outstanding stock options (in shares)	$ 9.43
Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of Warrant or Right, Redemption Price of Warrants or Rights		$ 0.1
Number Of Warrants Exercised		9,678
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights		$ 11.5
Number Of Warrants Surrendered		22,540,651
Number Of Warrants Unexercised		449,665
Glencore Note Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of convertible notes								$ 200,000,000
Borrowing, floating rate								0.42826%
Borrowings, conversion price (in dollars per share)								$ 9.95
Borrowings, redeemable outstanding principal amount, percentage								100.00%
Glencore Note Purchase Agreement [Member] | Floating interest rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis								5.00%
Adjustment to paid in kind interest rate								6.00%
Glencore Note Purchase Agreement [Member] | Floating interest rate | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, variable rate, fixed								2.00%
Glencore Note Purchase Agreement [Member] | Floating interest rate | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, variable rate, fixed								1.00%
Definitive commercial agreement [Member] | LG Chem, Ltd. and LG Energy Solution, Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during the period shares new issues											2,208,480
Sale of stock issue price per share											$ 11.32
Definitive commercial agreement [Member] | L G Chem Ltd [Member] | Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method											$ 25,000,000
Definitive commercial agreement [Member] | L G Energy Solution Ltd [Member] | Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method											25,000,000
Definitive commercial agreement [Member] | Top of range [member] | LG Chem, Ltd. and LG Energy Solution, Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method											50,000,000
Definitive commercial agreement [Member] | Top of range [member] | LG Chem, Ltd. and LG Energy Solution, Ltd. [Member] | Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method											$ 50,000,000
Original Note, in Lieu of Interest Payments [Member] | Convertible Debt [Member] | Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount										$ 100,000,000
Original Note, in Lieu of Interest Payments [Member] | Convertible Debt [Member] | Top of range [member] | Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount										$ 1,827,778
Redemption Of Warrants [Member] | Li Cycle Holdings Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of Warrant or Right, Redemption Price of Warrants or Rights				$ 0.1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.253
Tranche one [member] | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	4,416,960
Exercise price of outstanding stock options (in shares)	$ 10
Common stock, aggregate share subscription price	$ 44,200,000
Tranche Two [member] | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	883,392
Exercise price of outstanding stock options (in shares)	$ 6.6
Common stock, aggregate share subscription price	$ 5,800,000
L G Energy Solution Ltd [Member] | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	2,650,176
L G Chem Ltd [Member] | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	2,650,176